Segmented information (Tables)	6 Months Ended
Jun. 30, 2019
Segmented Information [Abstract]
Schedule of segmented information
	Three months ended June 30, 2019		Three months ended June 30, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$159,862	$-	$279,366
Gross profit (loss)	-	(6,790)	-	86,715
Operating expenses	4,851,399	79,741	4,543,843	100,070
Other items	(8,211,894)	(436)	(1,949,011)	8,028
Current income tax	2,140	-	-	-
Deferred income tax recovery	-	(6,419)	-	-
Comprehensive loss (income)	(3,378,685)	79,676	2,594,832	21,383

	Six months ended June 30, 2019		Six months ended June 30, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$261,266	$-	$445,499
Gross profit (loss)	-	(1,538)	-	150,180
Operating expenses	11,010,624	192,261	8,128,254	171,946
Other items	6,188,326	2,789	(3,145,750)	15,919
Current income tax	2,140	-	-	-
Deferred income tax recovery	-	(49,175)	-	-
Comprehensive loss	17,176,503	147,413	4,982,504	67,685

	June 30, 2019		December 31, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	$833,342	$229,577	$189,182	$231,555
Plant and equipment	7,704,451	435,952	5,299,857	23,909